Annual Total Returns [BarChart] - Causeway Emerging Markets Fund - Institutional Class	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(18.11%)
Annual Return 2012	25.80%
Annual Return 2013	(2.57%)
Annual Return 2014	2.07%
Annual Return 2015	(16.05%)
Annual Return 2016	9.21%
Annual Return 2017	39.78%
Annual Return 2018	(17.91%)
Annual Return 2019	16.73%
Annual Return 2020	16.94%